Money Market Obligations Trust
Federated Government Obligations Fund
Cash II Shares (TICKER GFYXX)
Cash Series Shares (TICKER GFSXX)
Federated Government Obligations Tax-Managed Fund
Automated Shares (TICKER GOAXX)
Federated Government Reserves Fund
Class A Shares (TICKER GRAXX)
Class B Shares (TICKER GRBXX)
Class C Shares (TICKER GRCXX)
Class F Shares (TICKER GRGXX)
Federated Trust for U.S. Treasury Obligations
Cash II Shares (TICKER TTIXX)
Cash Series Shares (TICKER TCSXX)

SUPPLEMENT TO SUMMARY PROSPECTUSES DATED JUNE 2, 2015 AND JULY 20, 2015
1. Please delete the final paragraph of the section entitled “What are the Main Risks of Investing in the Fund?” and replace with the following:
“You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.”
2. The following items are for Federated Government Obligations Fund only:
a. Please delete the first paragraph on the cover page and replace with the following:
“A money market mutual fund seeking to provide current income consistent with stability of principal by investing in a portfolio of U.S. Treasury and government securities maturing in 397 days or less, as well as repurchase agreements collateralized fully by U.S. Treasury and government securities.”
b. Please delete the first paragraph of the section entitled “What are the Fund's Main Investment Strategies?” and replace with the following:
“The Fund invests in a portfolio of U.S. Treasury and government securities maturing in 397 days or less, as well as repurchase agreements collateralized fully by U.S. Treasury and government securities. The Fund limits its investments to those that would enable it to qualify as a permissible investment for federally chartered credit unions as set forth in applicable federal banking regulations.”

c. Please delete the 80% names rule disclosure in the section entitled “What are the Fund's Main Investment Strategies?” and replace with the following:
“The Fund will invest its assets so that at least 99.5% of its total assets are invested in government securities.
The Fund will operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). “Government money market funds” are required to invest at least 99.5% of their total assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates.
The Fund has not elected to be subject to the liquidity fees and gates requirement at this time.
The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 99.5% of its total assets in government securities.”
3. The following items are for Federated Government Obligations Tax-Managed Fund only:
a. Please delete the first paragraph on the cover page and replace with the following:
“A money market mutual fund seeking to provide current income consistent with stability of principal and liquidity by investing in a portfolio of U.S. Treasury and government securities maturing in 397 days or less that pay interest exempt from state personal income tax.”
b. Please delete the first paragraph of the section entitled “What are the Fund's Main Investment Strategies?” and replace with the following:
“The Fund invests in a portfolio of U.S. Treasury and government securities maturing in 397 days or less that pay interest exempt from state personal income tax.”
c. Please delete the 80% names rule disclosure in the section entitled “What are the Fund's Main Investment Strategies?” and replace with the following:
“The Fund will invest its assets so that at least 99.5% of its total assets are invested in government securities.
The Fund will operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). “Government money market funds” are required to invest at least 99.5% of their total assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates.

The Fund has not elected to be subject to the liquidity fees and gates requirement at this time.
The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 99.5% of its total assets in government securities.”
4. The following items are for Federated Government Reserves Fund only:
a. Please delete the first paragraph on the cover page and replace with the following:
“A money market mutual fund seeking to provide current income consistent with stability of principal and liquidity by investing in a portfolio of U.S. Treasury and government securities maturing in 397 days or less, as well as repurchase agreements collateralized fully by U.S. Treasury and government securities.”
b. Please delete the first paragraph of the section entitled “What are the Fund's Main Investment Strategies?” and replace with the following:
“The Fund invests in a portfolio of U.S. Treasury and government securities maturing in 397 days or less, as well as repurchase agreements collateralized fully by U.S. Treasury and government securities.”
c. Please delete the 80% names rule disclosure in the section entitled “What are the Fund's Main Investment Strategies?” and replace with the following:
“The Fund will invest its assets so that at least 99.5% of its total assets are invested in government securities.
The Fund will operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). “Government money market funds” are required to invest at least 99.5% of their total assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates.
The Fund has not elected to be subject to the liquidity fees and gates requirement at this time.
The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 99.5% of its total assets in government securities.”

5. The following item is for Federated Trust for U.S. Treasury Obligations only:
Please delete the 80% names rule disclosure in the section entitled “What are the Fund's Main Investment Strategies?” and replace with the following:
“The Fund will operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). “Government money market funds” are required to invest at least 99.5% of their total assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates.
The Fund has not elected to be subject to the liquidity fees and gates requirement at this time.
The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in U.S. Treasury investments. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in U.S. Treasury investments.”
September 29, 2015
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452852 (9/15)
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